Translation differences, fair value and other reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Translation differences, fair value and other reserves
Balance as of beginning of the year	€ 15,401	€ 15,371	€ 16,164
Foreign exchange translation differences	(1,231)	259	444
Net investment hedging (losses)/gains	308	(46)	(63)
Net fair value losses - Translation differences	(1,231)	259	444
Net fair value losses - Hedging reserve		(51)	(36)
Net fair value losses - Fair value reserve	(175)	(101)	(116)
Transfer to income statement - Hedging reserve	11	50	(7)
Acquisition of non-controlling interests	(10)
Other (decrease)/increase - Translation differences		(1)	(3)
Balance as of end of the year	12,545	15,401	15,371
Translation differences
Translation differences, fair value and other reserves
Balance as of beginning of the year	(372)	(592)	(932)
Foreign exchange translation differences	(1,231)	259	444
Net investment hedging (losses)/gains	307	(40)	(66)
Net fair value losses - Translation differences	(1,231)	259	444
Transfer to income statement - Translation differences		1	(37)
Other (decrease)/increase - Translation differences	(1)		(1)
Movement attributable to non-controlling interests	2
Balance as of end of the year	(1,295)	(372)	(592)
Pension remeasurements
Translation differences, fair value and other reserves
Balance as of beginning of the year	1,457	1,137	838
Remeasurements of defined benefit plans	484	319	293
Other (decrease)/increase		1	6
Movement attributable to non-controlling interests	(1)
Balance as of end of the year	1,940	1,457	1,137
Hedging reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	(6)	(21)	37
Net fair value losses - Hedging reserve	13	(17)	(28)
Transfer to income statement - Hedging reserve	(5)	32	(30)
Balance as of end of the year	2	(6)	(21)
Cost of hedging reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	(14)	8	(10)
Net investment hedging (losses)/gains	1	(6)	3
Net fair value losses - Hedging reserve	(13)	(34)	(8)
Transfer to income statement - Hedging reserve	16	18	23
Balance as of end of the year	(10)	(14)	8
Fair value reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	(55)	(61)	(23)
Net fair value losses - Fair value reserve	(175)	(101)	(116)
Transfer to income statement - Fair value reserve	208	107	78
Balance as of end of the year	€ (22)	€ (55)	€ (61)